May 1, 2025

Via Edgar Transmission

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Sprott Funds Trust: File Nos. 333-227545 and 811-23382

Ladies and Gentlemen:

On behalf of Sprott Gold Equity Fund, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Copper Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, Sprott Lithium Miners ETF, Sprott Critical Materials ETF, Sprott Silver Miners & Physical Silver ETF, and Sprott Active Gold & Silver Miners ETF (the “Funds”), a series of Sprott Funds Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Funds contained in Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A, filed on April 30, 2025 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2025, accession number 0001999371-25-004998.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Stench
Bibb L. Strench